Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Document And Entity Information
Entity Registrant Name	NORTHERN DYNASTY MINERALS LTD
Entity Central Index Key	0001164771
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Interactive Data Current	No
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding		509,046,631
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Document Annual Report	true